Income Tax (Details) - Schedule of Movement of Valuation Allowance - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Valuation Allowance [Abstract]
At the beginning of the year	$ 16,007,067	$ 14,570,809
(Disposal)/acquisition of subsidiary	(1,922,938)
Current year addition	5,320,259	4,549,975
Expired	(3,449,447)	(134,802)
Exchange difference	(436,873)	(2,048,140)
Over provided in last year	2,327,262	1,185,578
Disposed/(recognised) during the year	4,007,085	(2,116,353)
At the end of the year	$ 21,852,415	$ 16,007,067